14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions for the six months ended June 30, 2012 consisted of the following items:

•	issuance of 540,000 common shares (June 30, 2011 – 40,000) in payment of mineral property acquisitions valued at $378,776 (June 30, 2011 – $122,189) which have been capitalized as mineral property interests.

•	funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $492,113 (June 30, 3011 – $1,289,608).